INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investments
Short-term investments consisted of the following:

	June 30, 2023
	(Unaudited)
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$44,856	$—	$—	$44,856

Held-to-maturity marketable securities:
Agency bonds	$5,742	$—	$(16)	$5,726
Treasury bills	16,862	—	(11)	16,851
Total held-to-maturity marketable securities	$22,604	$—	$(27)	$22,577

Total short term investments	$67,460	$—	$(27)	$67,433
NOTE 3. INVESTMENTS (cont.)

	December 31, 2022
	(Audited)
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$25,354	$—	$—	$25,354

Held-to-maturity marketable securities:
Agency bonds	$36,202	$—	$(217)	$35,985
Municipal bonds	510	—	(2)	508
Commercial paper	28,827	—	—	28,827
Treasury bills	5,964	—	—	5,964
Total held-to-maturity marketable securities	$71,503	$—	$(219)	$71,284

Total short term investments	$96,857	$—	$(219)	$96,638